Certain Risks and Concentration	12 Months Ended
Dec. 31, 2021
Risks And Uncertainties [Abstract]
Certain Risks and Concentration

3.  Certain Risks and Concentration

(a) Major customers

There is no customer with revenues or receivables over 10% of total revenues or total accounts receivable and due from related parties, respectively.

(b) Credit risk

The Group’s credit risk arises from cash and cash equivalents, term deposits, short term investments and restricted cash as well as credit exposures to receivables due from its customers, related parties and other parties and available-for-sale debt securities.

       The Group expects that there is no significant credit risk associated with cash and cash equivalents, term deposits, short term investments and restricted cash which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, VIEs and the subsidiaries of the VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its customers, related parties and other parties. The Group assesses the credit quality of and sets credit limits on its customers by taking into account their financial position, the availability of guarantee from third parties, their credit history and other factors such as current market conditions.

(c) Currency convertibility risk

The Group’s operating transactions and its assets and liabilities are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by PBOC. Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

(d) PRC regulations

The Group is exposed to certain macro-economic and regulatory risks and uncertainties in the Chinese market. These uncertainties affect the ability of the Group to provide online advertising, mobile and Internet related services through Contractual Arrangements in the PRC since these industries remain highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate these industries. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC. The PRC government may also require the Group to restructure its operations entirely if it finds that its Contractual Arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government has not yet found any such Contractual Arrangements to be in noncompliance. However, any such restructuring may cause significant disruption to the Group’s business operations.

In addition, the Group is required to obtain certain licenses to operate the Internet information services. As of the date of the annual report, the Group is in the process of applying for licenses for the certain operations of the businesses, including an Internet audio-visual program transmission license and an Internet news license. In 2021, approximately 90.7% of the Group’s total revenues were derived from business related to the above licenses. Without these licenses, the PRC government may order the Group to cease its services, which may cause significant disruption to the Group’s business operations.

Recently, regulatory authorities in China have increased their supervision of content platforms similar to the Group’s websites and mobile applications. In addition to the contents that are considered to be violating PRC laws and regulations, such oversight tends to pay more attention to content that is or may be deemed misleading, obscene, pornographic, detrimental, and/or contradicting to social values and moral prevailing in China. The Group may face regulatory inquiries and oral warnings made by relevant regulatory authorities from time to time. The Group may also be required to limit or even suspend its services due to regulatory requirements or sanctions. Any of these events could severely impair the attractiveness of the Group’s applications and websites to users, reduce its user traffic and affect its revenue, and its business, financial condition and results of operation may be materially adversely affected.

3.  Certain Risks and Concentration (Continued)

(e) Investments risk

The Group has made and may undertake in the future investments in subsidiaries, affiliates and other business alliance partners in various Internet-related businesses. It is uncertain whether the Group will receive the expected benefits from these investments, due to any adverse regulatory changes, worsening of economic conditions, increased competition or other factors that may negatively affect the related business activities. Some of the businesses the Group has invested in are subject to intensive regulation. Any adverse regulatory change may have a material adverse impact on the business and financial performance of the subsidiaries, affiliates and other business alliance partners. Furthermore, unanticipated costs and liabilities may be incurred in connection with those business strategies, including liabilities from the claims related to the businesses prior to the business alliances, and cost from actions by regulatory authorities.